CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flow arising from changes in:
Gain on non-hedge derivatives	$ (1)	$ 0	$ (2)	$ (7)
Loss (gain) on warrant investments at FVPL	3	(2)	5	(4)
Tanzania education program	0	0	30	0
Share-based compensation expense (recovery)	6	(6)	25	29
Change in estimate of rehabilitation costs at closed mines	(13)	(128)	9	(125)
Insurance proceeds related to NGM	0	22	0	0
Inventory impairment charges	1	24	10	24
Change in other assets and liabilities	(8)	(3)	30	(18)
Settlement of share-based compensation	0	(1)	(29)	(46)
Settlement of rehabilitation obligations	(39)	(32)	(77)	(56)
Other operating activities	(51)	(126)	1	(203)
Cash flow arising from changes in:
Accounts receivable	(31)	41	(25)	68
Inventory	(3)	(40)	(75)	(80)
Other current assets	(61)	(68)	(65)	(172)
Accounts payable	71	42	(48)	17
Other current liabilities	(21)	(9)	(38)	2
Change in working capital	$ (45)	$ (34)	$ (251)	$ (165)